Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 06, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Prospectus dated February 28, 2024,

and where applicable a Fund’s Summary Prospectus

Effective immediately, each Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to that Fund’s total return.

As a result of this opportunistic strategy, rather than capping a Fund’s potential gains when the value of an Underlying Security’s shares increases (as would occur with the standard strategy), the Fund may experience greater upside participation.

The opportunistic strategy for each Fund is described as follows:

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

Fund Monthly Distributions. In addition to the income-seeking methodologies stated in the Prospectus, a Fund’s use of the opportunistic strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, a Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund Portfolio

Each Fund’s principal holdings related to the opportunistic strategy are described below:

Principal Holdings
Portfolio Holdings (All options are based on the value of the Fund’s Underlying Security)	Investment Terms	Expected Target Maturity
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates

YieldMax AAPL Option Income Strategy ETF | YieldMax AAPL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APLY
YieldMax ABNB Option Income Strategy ETF | YieldMax ABNB Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ABNY
YieldMax ADBE Option Income Strategy ETF | YieldMax ADBE Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADBY
YieldMax AI Option Income Strategy ETF | YieldMax AI Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIYY
YieldMax AMD Option Income Strategy ETF | YieldMax AMD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMDY
YieldMax AMZN Option Income Strategy ETF | YieldMax AMZN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMZY
YieldMax BA Option Income Strategy ETF | YieldMax BA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAYY
YieldMax BIIB Option Income Strategy ETF | YieldMax BIIB Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIYY
YieldMax BRK.B Option Income Strategy ETF | YieldMax BRK.B Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YBRK
YieldMax COIN Option Income Strategy ETF | YieldMax COIN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CONY
YieldMax DIS Option Income Strategy ETF | YieldMax DIS Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DISO
YieldMax GOOGL Option Income Strategy ETF | YieldMax GOOGL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOOY
YieldMax INTC Option Income Strategy ETF | YieldMax INTC Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INYY
YieldMax JPM Option Income Strategy ETF | YieldMax JPM Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JPMO
YieldMax META Option Income Strategy ETF | YieldMax META Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FBY
YieldMax MRNA Option Income Strategy ETF | YieldMax MRNA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRNY
YieldMax MSFT Option Income Strategy ETF | YieldMax MSFT Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSFO
YieldMax NFLX Option Income Strategy ETF | YieldMax NFLX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NFLY
YieldMax NKE Option Income Strategy ETF | YieldMax NKE Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NKEY
YieldMax NVDA Option Income Strategy ETF | YieldMax NVDA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVDY
YieldMax ORCL Option Income Strategy ETF | YieldMax ORCL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ORCY
YieldMax PYPL Option Income Strategy ETF | YieldMax PYPL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PYPY
YieldMax ROKU Option Income Strategy ETF | YieldMax ROKU Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROKY
YieldMax SNOW Option Income Strategy ETF | YieldMax SNOW Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNOY
YieldMax SQ Option Income Strategy ETF | YieldMax SQ Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQY
YieldMax TGT Option Income Strategy ETF | YieldMax TGT Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGTY
YieldMax TSLA Option Income Strategy ETF | YieldMax TSLA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSLY
YieldMax XOM Option Income Strategy ETF | YieldMax XOM Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XOMO
YieldMax ZM Option Income Strategy ETF | YieldMax ZM Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZMY